Employee Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans

Note 12: Employee Benefit Plans

We sponsor multiple domestic and international employee benefit plans. Benefits are based upon years of service and compensation.

We have a noncontributory retirement plan in the U.S. (the “Domestic Plan”), which covers certain employees not earning union benefits. This plan was frozen for participant benefit accruals in 1996. We also have multiple employee benefit plans that cover many of our international employees. These include a plan that covers workers in the United Kingdom (the “U.K. Plan”), which was frozen to further accruals in November 2013, and a number of smaller plans that cover workers in various other countries around the world (the “International Plans”).

The components of net periodic pension cost (credit) for the Domestic Plan, U.K. Plan and International Plans were as follows:

	Nine Months Ended September 30,
	2014			2013
	Domestic Plan	U.K. Plan	International Plans	Domestic Plan	U.K. Plan	International Plans
	(in millions)
Service cost	$5	$1	$2	$3	$4	$2
Interest cost	13	13	3	13	12	3
Expected return on plan assets	(14)	(19)	(3)	(14)	(17)	(3)
Amortization of prior service cost (credit)	3	—	—	3	(2)	—
Amortization of net loss	1	1	—	2	3	1
Settlement losses	2	—	—	—	—	2

Net periodic pension cost (credit)	$10	$(4)	$2	$7	$—	$5

We have an outstanding bond of $76 million under a class action lawsuit against Hilton and the Domestic Plan to support potential future plan contributions from us. We funded an account, which is classified as restricted cash and cash equivalents in our condensed consolidated balance sheets, to support this requirement. If the U.S. District Court for the District of Columbia approves of our compliance with the requirements of the ruling from the class action lawsuit, then the bond may be released in 2014.

Note 20: Employee Benefit Plans

We sponsor multiple domestic and international employee benefit plans. Benefits are based upon years of service and compensation.

We have a noncontributory retirement plan in the U.S. (the “Domestic Plan”), which covers certain employees not earning union benefits. This plan was frozen for participant benefit accruals in 1996; therefore, the projected benefit obligation is equal to the accumulated benefit obligation. Plan assets will be used to pay benefits due to employees for service through December 31, 1996. As employees have not accrued additional benefits since that time, we do not utilize salary or pension inflation assumptions in calculating our benefit obligation for the Domestic Plan. The annual measurement date for the Domestic Plan is December 31.

We also have multiple employee benefit plans that cover many of our international employees. These include a plan that covers workers in the United Kingdom (the “U.K. Plan”) which was frozen to further accruals on November 30, 2013, and a number of smaller plans that cover workers in various countries around the world (the “International Plans”). The annual measurement date for all of these plans is December 31.

We are required to recognize the funded status (the difference between the fair value of plan assets and the projected benefit obligations) of our pension plans in our consolidated balance sheets with a corresponding adjustment to accumulated other comprehensive loss, net of tax.

The following table presents the projected benefit obligation, fair value of plan assets, the funded status and the accumulated benefit obligation for the Domestic Plan, the U.K. Plan and the International Plans:

	Domestic Plan		U.K. Plan		International Plans
	2013	2012	2013	2012	2013	2012
			(in millions)
Change in Projected Benefit Obligation:
Benefit obligation at beginning of year	$491	$449	$365	$312	$125	$119
Service cost	—	—	5	5	3	4
Interest cost	18	21	16	16	4	5
Employee contributions	—	—	2	2	—	—
Actuarial loss (gain)	(51)	43	(3)	28	(6)	9
Settlements and curtailments	—	—	—	—	(2)	—
Effect of foreign exchange rates	—	—	8	14	(4)	(2)
Benefits paid	(45)	(22)	(13)	(12)	(8)	(10)
Other(1)	11	—	—	—	—	—

Benefit obligation at end of year	$424	$491	$380	$365	$112	$125

Change in Plan Assets:
Fair value of plan assets at beginning of year	$273	$249	$363	$318	$85	$83
Actual return on plan assets, net of expenses	32	31	20	34	9	4
Employer contribution	40	15	5	7	6	10
Employee contributions	—	—	2	2	—	—
Effect of foreign exchange rates	—	—	8	14	(4)	(2)
Benefits paid	(45)	(22)	(13)	(12)	(7)	(10)
Settlements	—	—	—	—	(2)	—
Other(1)	20	—	—	—	—	—

Fair value of plan assets at end of year	320	273	385	363	87	85

Funded status at end of year (overfunded/(underfunded))	(104)	(218)	5	(2)	(25)	(40)

Accumulated benefit obligation	$424	$491	$380	$365	$112	$125

(1)	Includes projected benefit obligations of $11 million and plan assets of $20 million related to certain employees of former Hilton affiliates that were assumed during the year ended December 31, 2013.

Amounts recognized in the consolidated balance sheets consisted of:

	Domestic Plan		U.K. Plan		International Plans
	2013	2012	2013	2012	2013	2012
	(in millions)
Non-current asset	$2	$—	$8	$—	$5	$3
Current liability	—	—	—	—	(1)	(1)
Non-current liability	(106)	(218)	(3)	(2)	(29)	(42)

Net amount recognized	$(104)	$(218)	$5	$(2)	$(25)	$(40)

Amounts recognized in accumulated other comprehensive loss consisted of:

	Domestic Plan			U.K. Plan			International Plans
	2013	2012	2011	2013	2012	2011	2013	2012	2011
	(in millions)
Net actuarial loss (gain)	$(67)	$29	$8	$—	$17	$21	$(12)	$9	$2
Prior service cost (credit)	(12)	(4)	(4)	3	16	3	—	—	(4)
Amortization of net loss (gain)	(3)	1	(4)	(4)	(3)	(1)	(2)	(1)	(2)

Net amount recognized	$(82)	$26	$—	$(1)	$30	$23	$(14)	$8	$(4)

The estimated unrecognized net losses and prior service cost (credit) that will be amortized into net periodic pension cost over the next fiscal year were as follows:

	Domestic Plan			U.K. Plan			International Plans
	2013	2012	2011	2013	2012	2011	2013	2012	2011
	(in millions)
Unrecognized net losses	$1	$4	$6	$1	$4	$3	$1	$1	$1
Unrecognized prior service cost (credit)	4	4	4	—	(3)	(16)	—	—	—

Amount unrecognized	$5	$8	$10	$1	$1	$(13)	$1	$1	$1

The net periodic pension cost was as follows:

	Domestic Plan			U.K. Plan			International Plans
	2013	2012	2011	2013	2012	2011	2013	2012	2011
	(in millions)
Service cost	$4	$—	$—	$5	$5	$4	$4	$4	$4
Interest cost	17	21	23	17	16	17	4	5	5
Expected return on plan assets	(18)	(17)	(17)	(23)	(21)	(21)	(4)	(4)	(4)
Amortization of prior service cost (credit)	4	4	4	(3)	(16)	(3)	—	—	—
Amortization of net loss (gain)	3	(1)	4	4	3	1	1	1	1

Net periodic pension cost (credit)	10	7	14	—	(13)	(2)	5	6	6
Settlement losses	—	—	—	—	—	—	—	—	1

Net pension cost (credit)	$10	$7	$14	$—	$(13)	$(2)	$5	$6	$7

The weighted-average assumptions used to determine benefit obligations were as follows:

	Domestic Plan		U.K. Plan		International Plans
	2013	2012	2013	2012	2013	2012
Discount rate	4.7%	3.9%	4.7%	4.7%	4.3%	3.8%
Salary inflation	N/A	N/A	1.9%	1.9%	2.3%	2.2%
Pension inflation	N/A	N/A	3.0%	2.8%	1.9%	2.0%

The weighted-average assumptions used to determine net periodic pension cost (credit) were as follows:

	Domestic Plan			U.K. Plan			International Plans
	2013	2012	2011	2013	2012	2011	2013	2012	2011
Discount rate	3.9%	4.9%	5.4%	4.7%	5.0%	5.7%	3.8%	4.6%	5.0%
Expected return on plan assets	7.5%	6.8%	6.8%	6.5%	6.5%	6.5%	6.3%	6.2%	6.2%
Salary inflation	N/A	N/A	N/A	1.9%	1.7%	2.6%	2.2%	2.8%	3.3%
Pension inflation	N/A	N/A	N/A	2.8%	2.9%	3.0%	2.0%	1.8%	1.8%

The investment objectives for the various plans are preservation of capital, current income and long-term growth of capital. All plan assets are managed by outside investment managers and do not include investments in Company stock. Asset allocations are reviewed periodically.

Expected long-term returns on plan assets are determined using historical performance for debt and equity securities held by our plans, actual performance of plan assets and current and expected market conditions. Expected returns are formulated based on the target asset allocation. The target asset allocation for the Domestic Plan as a percentage of total plan assets as of December 31, 2013 and 2012 was 60 percent and 50 percent, respectively, in funds that invest in equity securities, and 40 percent and 50 percent, respectively, in funds that invest in debt securities. The U.K. Plan and International Plans target asset allocation as a percentage of total plan assets as of December 31, 2013 was 65 percent in funds that invest in equity and debt securities and 35 percent in bond funds. As of December 31, 2012, the U.K. Plan and International Plans target asset allocations as a percentage of total plan assets was 36 percent in funds that invest in equity securities, 50 percent in funds that invest in debt securities, and 14 percent in property funds.

The following table presents the fair value hierarchy of total plan assets measured at fair value by asset category. The fair value of Level 2 assets were based on available market pricing information of similar financial instruments.

	December 31, 2013
	Domestic Plan			U.K. Plan			International Plans
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	(in millions)
Cash and cash equivalents	$—	$—	$—	$—	$—	$—	$10	$—	$—
Equity funds	70	—	—	—	—	—	5	9	—
Debt securities	10	97	—	—	—	—	—	—	—
Bond funds	—	—	—	—	—	—	—	16	—
Real estate funds	—	—	—	—	—	—	—	1	—
Common collective trusts	—	143	—	—	385	—	—	45	—
Other	—	—	—	—	—	—	—	1	—

Total	$80	$240	$—	$—	$385	$—	$15	$72	$—

	December 31, 2012
	Domestic Plan			U.K. Plan			International Plans
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	(in millions)
Cash and cash equivalents	$—	$—	$—	$—	$—	$—	$12	$—	$—
Equity funds	54	—	—	—	—	—	4	9	—
Debt securities	16	103	—	—	—	—	—	—	—
Bond funds	—	—	—	—	—	—	—	15	—
Common collective trusts	—	100	—	—	363	—	—	44	—
Other	—	—	—	—	—	—	—	1	—

Total	$70	$203	$—	$—	$363	$—	$16	$69	$—

We expect to contribute approximately $9 million, $1 million and $6 million to the Domestic Plan, the U.K. Plan and the International Plans, respectively, in 2014.

As of December 31, 2013, the benefits expected to be paid in the next five years and in the aggregate for the five years thereafter were as follows:

	Domestic Plan	U.K. Plan	International Plans
	(in millions)
Year
2014	$87	$14	$11
2015	26	14	9
2016	25	14	9
2017	25	14	8
2018	25	15	8
2019 - 2023	125	76	43

	$313	$147	$88

Domestic Plan

As of January 1, 2007, the frozen Domestic Plan and plans maintained for certain domestic hotels currently or formerly managed by us were merged into a multiple employer plan. As of December 31, 2013, the multiple employer plan had combined assets of $342 million and a projected benefit obligation of $446 million.

A class action lawsuit was filed in 1998 against Hilton and the Domestic Plan claiming that the Domestic Plan did not calculate benefit obligations in accordance with the terms of the plan nor were vesting rules followed in accordance with the plan. In May 2009, the U.S. District Court for the District of Columbia (the “District Court”) found in favor of the plaintiff in a summary judgment and required that we and the plaintiff enter into mediation to reach agreement on the amounts necessary for recognition of service and benefits for plan participants and in August 2011, the District Court issued a final order with respect to this lawsuit. We recorded an increase to our minimum additional pension obligation of $109 million as of December 31, 2012 to reflect the expected increase in benefit obligation relating to this case. The additional obligation will be recognized as additional pension expense, which will be amortized over the average remaining life expectancy of the plan participants as determined by our actuaries, with the unamortized portion of the obligation having been recognized in accumulated other comprehensive loss as an adjustment of the pension liability. As of December 31, 2013, the remaining unpaid projected benefit obligation related to this case was $86 million.

In November 2013, the District Court issued final administrative orders in regard to the lawsuit, which allowed Hilton to adopt an amendment to the Domestic Plan required by the Court. The adoption of the amendment required us to make a contribution of $31 million in November 2013, prior to the amendment to comply with minimum legal funding obligations of the Domestic Plan. We expect to commence benefit payments under the new plan document in early 2014, in accordance with the requirements of the court order. In February 2012, the District Court ordered us to post bond of $76 million under the litigation to support potential future plan contributions. We funded an account, which is classified as restricted cash and cash equivalents, with this amount to support this requirement, and expect that the bond will be released upon the commencement of benefit payments being made under the amended plan document in 2014.

U.K. Plan

In March 2012, we, along with the trustees of the U.K. Plan, adopted an agreement to freeze the defined benefit plan for enrollment to new employees effective immediately, and to freeze the accrual of benefits to existing employees, which was implemented on November 30, 2013. A defined contribution plan has been put in place for the affected employees. We recognized an acceleration of prior service credit of $13 million related to the adoption of this agreement during the year ended December 31, 2012.

In May 2011, we, along with the trustees for the U.K. Plan, reached a tentative agreement on the funded status and security for the U.K. Plan. This agreement extended our GBP 15 million guarantee (equivalent to $25 million as of December 31, 2013) to March 2014 and included a one-time voluntary cash contribution of GBP 5 million (equivalent to approximately $8 million) by us to the plan, which was funded during the year ended December 31, 2011.

Other Benefit Plans

We also have plans covering qualifying employees and non-officer directors (the “Supplemental Plans”). Benefits for the Supplemental Plans are based upon years of service and compensation. Since December 31, 1996, employees and non-officer directors have not accrued additional benefits under the Supplemental Plans. These plans are self-funded by us and, therefore, have no plan assets isolated to pay benefits due to employees. As of December 31, 2013 and 2012, these plans had benefit obligations of $14 million and $13 million, respectively, which were fully accrued in our consolidated balance sheets. Expense incurred under the Supplemental Plans for the years ended December 31, 2013, 2012 and 2011 was not significant.

We have various employee defined contribution investment plans whereby we contribute matching percentages of employee contributions. The aggregate expense under these plans totaled $20 million for the year ended December 31, 2013 and $18 million for each of the years ended December 31, 2012 and 2011.

Multi-Employer Pension Plans

Certain employees are covered by union sponsored multi-employer pension plans pursuant to agreements between us and various unions. Our participation in these plans is outlined in the table below:

	EIN/ Pension Plan Number	Pension Protection Act Zone Status		Contributions

Pension Fund		2013	2012	2013	2012	2011
				(in millions)
New York Hotel Trades Council & Hotel Association of New York City, Inc. Pension Fund	13-1764242	Pending	Yellow	$14	$13	$13
Other plans				12	11	9

Total contributions				$26	$24	$22

Eligible employees at our owned hotels in New York City participate in the New York Hotel Trades Council and Hotel Association of New York City, Inc. Pension Fund (“New York Pension Fund”). Our contributions are based on a percentage of all union employee wages as dictated by the collective bargaining agreement that expires on June 30, 2019. Our contributions exceeded 5 percent of the total contributions to the New York Pension Fund in 2012, as indicated in the New York Pension Fund’s Annual Return/Report of Employee Benefit Plan on IRS Form 5500 for the year ended December 31, 2012. The New York Pension Fund has implemented a funding improvement plan, and we have not paid a surcharge.